GUIDESTONE FUNDS
Supplement dated June 17, 2011
to
Prospectus dated April 30, 2011
     This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I. CHANGES TO DATE TARGET FUNDS
     The following language is added to the last sentence of the sixth bullet point under the heading “Principal Investment Strategies” for each of the Date Target Funds with individual references found on pages 5, 9, 13, 17 and 21:
•	On a temporary basis and until further notice, the target allocation for the Money Market Fund may increase up to 20%.
II. CHANGES TO ASSET ALLOCATION FUNDS
     The following language is added to the last sentence of the third bullet point under the heading “Principal Investment Strategies” for each of the Asset Allocation Funds with individual references found on pages 25, 28, 31, 34, 37, 40, 43 and 46:
•	On a temporary basis and until further notice, the target allocation for the Money Market Fund may increase up to 15%.
III. CHANGES TO REAL ESTATE SECURITIES FUND
     Under the heading “Fees and Expenses” on page 69, the Annual Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GS4 Class, GuideStone Funds Real Estate Securities Fund
Operating Expenses Column [Text]		GS4 Class
Management fee		0.71%
Other expenses		0.40%
Total annual operating expenses		1.11%
Fee waiver & expense reimbursement	[1]	none
Net annual operating expenses	[2]	1.11%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.29% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table has been restated to reflect current shareholder servicing and recordkeeping fees and a decrease in management fees for the GS4 Class.

Under the heading “Fees and Expenses” on page 69, the Expense Example table is deleted in its entirety and replaced with the following:
Expense Example (USD $)	GS4 Class, GuideStone Funds Real Estate Securities Fund
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352